Consolidated shareholders' equity - Summary of Principal Characteristics of Restricted Share Plans (Details) - Under 2025 plans € / shares in Units, € in Millions	6 Months Ended
Jun. 30, 2026 EUR (€) shares € / shares
Disclosure of classes of share capital [Line Items]
Fair value of plan at the date of grant | €	€ 329
3 year service period
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	5,087,518
Service period	3 years
5 year service period
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	180,000
Service period	5 years
Chief executive officer
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	180,000
Fair value per share awarded for five year service period (in euros per share) | € / shares	€ 40.46
Without market condition
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	3,367,862
Fair value per share awarded for three year service period (in euros per share) | € / shares	€ 65.86
With market condition
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	1,719,656
With market condition | Excluding general director
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	1,674,656
Fair value per share awarded for three year service period (in euros per share) | € / shares	€ 57.99
With market condition | Chief executive officer
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	45,000
Fair value per share awarded for three year service period (in euros per share) | € / shares	€ 53.46